STOCK OPTIONS AND WARRANTS (Details Textual)		1 Months Ended			9 Months Ended		12 Months Ended
		Oct. 31, 2016 shares	Oct. 31, 2014 GBP (£)	Oct. 31, 2013 shares	Sep. 30, 2017 USD ($) $ / shares shares	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) $ / shares shares		Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 shares	Dec. 31, 2007 shares
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number					55,400,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price | $ / shares					$ 0.66
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross							2,386,000		4,942,000	5,563,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value | $ / shares					$ 0.63
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term					5 years 10 months 24 days		6 years		6 years	6 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate					1.90%		1.40%		1.60%	1.80%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate					33.00%		37.00%		40.00%	49.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price | $ / shares					$ 1.80		$ 1.39		$ 1.21	$ 1.20
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant					8,400,000		12,109,000		6,902,000	5,656,000	8,380,000
Class of Warrant or Right, Outstanding					14,455,000		14,455,000		345,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares					$ 1.35		$ 1.35
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							11,075,027
Class of Warrant Exercised On Cashless Basis					42,556
Fair Value Adjustment of Warrants | $	[1]						$ (3,062,000)
Fair Value Assumptions Overall Discount Rate							25.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Value Grants in Period | $					$ 4,700,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized							6,288,000		5,054,000	0
Warrants Not Settleable in Cash, Fair Value Disclosure | $							$ 8,800,000
Stock Issued During Period, Shares, New Issues		56,441,036
Selling and Marketing Expense [Member]
Fair Value Adjustment of Warrants | $							84,000
Amortization of Warrant Issuance Cost | $							(7,000)		$ 59,000	$ 8,000
Unamortized Warrant Issuance Expense | $							24,000
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercised, Aggregate Intrinsic Value | $					2,700,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options | $					$ 4,300,000		1,900,000		3,300,000	3,600,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercises, Aggregate Intrinsic Value | $							$ 200,000		$ 200,000	$ 400,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Weighted Average Grant Date Fair Value | $ / shares							$ 0.52		$ 0.49	$ 0.57
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition							1 year 6 months
Merger Agreement [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares					$ 5.64
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					3,440,000
RMNI [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number					13,300,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price | $ / shares					$ 2.76
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares					$ 5.64
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					3,378,000
Anti-dilution Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares					$ 1.35
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					260,000
Fair Value Adjustment of Warrants | $							$ 1,500,000
Adjustments To Additional Warrant Issued							3,035,232
Agent Warrants [Member]
Class of Warrant or Right, Outstanding							3,035,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares							$ 1.35
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					62,000
Fair Value Adjustment of Warrants | $					$ 14,000,000	$ 2,900,000	$ 80,000	[1],[2]
Warrant [Member]
Fair Value Assumptions Discount Rate For Lack of Marketability					6.00%
Fair Value Assumptions Overall Discount Rate					20.00%
Adjustment of Warrants Granted for Services | £			£ 550,000
Percentage of dilution Warrants							5.00%
Additional Equity Offering | $							$ 10,000,000
Warrant [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Measurement with Unobservable Inputs Reconciliations, Recurring Basis, Liability Value | $					$ 21,300,000		$ 7,300,000
Warrant [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate					2.00%		1.40%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate					48.00%		65.00%
Fair Value Assumptions Projected Revenue Multiples					1.8		2.0
Fair Value Assumptions Discount Rate For Lack of Marketability							31.00%
Warrant [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate					1.40%		0.50%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate					46.00%		44.00%
Fair Value Assumptions Projected Revenue Multiples					1.7		1.7
Fair Value Assumptions Discount Rate For Lack of Marketability							26.00%
Label "2007 Plan and 2013 Plan [Member]"
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value | $					$ 62,200,000		$ 28,700,000		$ 45,600,000	$ 37,300,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value | $					$ 62,100,000		$ 28,700,000		$ 43,900,000	$ 33,700,000
Share Based Compensation Arrangement By Share Based Payment Award Percentage of Exercise Price							100.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term							10 years
Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					7,400,000
Common Class B [Member]
Stock Issued During Period, Shares, New Issues										331,928
Common Class B [Member] | Two Thousands And Seven Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized												59,537,015
Common Class A [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							11,075,027
Warrants Not Settleable in Cash, Fair Value Disclosure | $							$ 8,800,000
Common Class A [Member] | Two Thousands And Seven Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number							42,607,940
Common Class A [Member] | Two Thousands And Thirteen Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number							11,123,362		9,901,529
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized				8,563,463			23,240,522		16,803,459
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized				46,996,297
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period							8,329
Series C Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues		56,441,036					56,441,036
Preferred Stock, Liquidation Preference Per Share | $ / shares							$ 0.1772		$ 0.1772

[1]	The Redeemable warrants are classified within Level 3 of the fair value hierarchy. Valuation of the warrants was performed by an independent valuation specialist at the original issuance dates and as of December 31, 2016. The valuation methodology was performed through a hybrid model using Monte Carlo simulation, which considered possible future equity financing and liquidity scenarios, including an initial public offering, a sale of the business, and a liquidation of the Company. The valuation methodology for the redeemable warrants was performed through a hybrid model using Monte Carlo simulation, which considered possible future equity financing and liquidity scenarios, including an initial public offering, a sale of the business, and a liquidation of the Company. Key Level 3 assumptions inherent in the valuation methodology during 2016 include projected revenue multiples ranging from 1.7 to 2.0, volatility ranging from 44% to 65%, the risk-free interest rate ranging from 0.5% to 1.4%, a discount rate for lack of marketability ranging from 26% to 31%, and the overall discount rate of approximately 25%.
[2]	The adjustment to fair value of both warrants from the respective issuance dates through December 31, 2016 was a gain of $3.1 million, which is included in the loss on embedded derivatives and redeemable warrants, net for the year ended December 31, 2016.